Share Capital and Share Premium (Details) - $ / shares	Dec. 31, 2020	Dec. 21, 2020	Sep. 01, 2020	Mar. 29, 2019	Mar. 25, 2019
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, share authorized	5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001
Common stock, share authorized	150,000,000
Common stock, par value (in Dollars per share)	$ 0.0001
Shares issued			325,000		305,000
Shares issued for services				15,000
Sun Lei [Member]
Share Capital and Share Premium (Details) [Line Items]
Shares issued		233,217
Flower Crown Holdings [Member]
Share Capital and Share Premium (Details) [Line Items]
Shares issued		259,130